EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated September 14, 2016, for Class I of Short Duration Bond Portfolio, a series of Neuberger Berman Advisers Management Trust, which was filed with the Securities and Exchange Commission on September 14, 2016 (Accession No. 0000898432-16-002895).